Capitalized Software Development Costs, Net (Details) - Schedule of changes in capitalized software development costs - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of changes in capitalized software development costs [Abstract]
Balance at the beginning of the year	$ 23,953	$ 22,434
Capitalization	2,688	5,665
Amortization	(3,027)	(5,668)
Functional currency translation adjustments	(71)	1,522
Balance at year end	$ 23,543	$ 23,953